Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Patriot shares received		FRP's shareholders received one share of Patriot for every three shares of FRP owned on the record date.
Depreciation and depletion	$ 1,778		$ 9,781	$ 6,809	$ 6,195
Reclass from deferred costs to long-term deferred tax liability				$ 887	$ 884
Reduction of income tax expense from windfall gains on stock option exercises			$ 14
Buildings and improvements
Estimated useful lives			3-39
Brooksville Joint Venture
Voting interest			50.00%
BC FRP Realty, LLC
Voting interest			50.00%